Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings
Schedule of short-term borrowing

	December 31,	December 31,
	2023	2024

	(in thousands)
Secured borrowings	$453,000	503,700
Unused credit lines	$206,483	258,917
Interest rate-secured borrowings	0.3%~0.35%	0.3%~0.35%

Schedule of reconciliation of liabilities to cash flows arising from financing activities

	Unsecured	Secured
	borrowings	borrowings

	(in thousands)
January 1, 2023	$—	369,300
Change from financing activities:
Proceeds from borrowings	47,226	1,383,300
Repayments of borrowings	(47,226)	(1,299,600)
Total changes from financing activities	—	83,700
December 31,2023	—	453,000
Change from financing activities:
Proceeds from borrowings	—	1,780,300
Repayments of borrowings	—	(1,729,600)
Total changes from financing activities	—	50,700
December 31,2024	$—	503,700